SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 17:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2010	2011	2012

Financial expenses:

Interest on long-term debt	$(11)	$(6)	$(2)
Interest on short-term bank credit and bank charges	(744)	(773)	(600)
Interest on a related party loan	(195)	(378)	-
Realization of foreign currency translation adjustments	-	-	(421)
Foreign exchange losses, net	(199)	-	(530)

	(1,149)	(1,157)	(1,553)
Financial income:

Interest on short-term and long-term bank deposits	182	519	671
Foreign exchange derivative instruments	-	-	410
Foreign exchange gains, net	-	1,394	-

	182	1,913	1,081

	$(967)	$756	$(472)